EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]

b. Exploration and evaluation expenditures

Total
$
DECEMBER 31, 2020	53,748,013

Claims maintenance	22,270
Engineering	3,180,020
Exploration and camp support	7,648,920
Permitting	1,326,058
Salary and wages	281,452
Share-based payments	141,328

DECEMBER 31, 2021	66,348,061

Claims maintenance	26,038
Engineering	3,619,508
Exploration and camp support	8,698,630
Permitting	8,176,200
Salary and wages	1,304,283
Share-based payments	989,158

DECEMBER 31, 2022	89,161,878